Financial Instruments - Interest bearing loans and borrowings (Details) € in Millions, $ in Millions		3 Months Ended			12 Months Ended
	Nov. 08, 2022 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Mar. 31, 2024 USD ($)	Dec. 31, 2022	Nov. 08, 2022 USD ($)
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Discount on issuance of debt	€ 31.3
Borrowing costs capitalised					€ 2.4
Net gain on refinancing		€ 4.1		€ 0.0	€ 17.2
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	700.6	€ 642.3				$ 693.0		$ 700.0
Interest rate		2.50%			3.00%	2.50%	3.75%
Repayments of non-current borrowings		€ 6.5	$ 7.0
Repayments Of Non-current Borrowings - percentage of original issued notional		1.00%				1.00%
Interest rate floor		0.50%				0.50%
Senior EURO Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount		€ 553.2
Interest rate		3.50%				3.50%
Borrowing costs capitalised	€ 5.1
Senior Eur Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount		€ 130.0
Interest rate		2.75%				2.75%
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		€ 2,076.8			€ 2,067.6
Carrying value		2,069.0			2,056.3
Loans and Borrowings | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		0.0			0.0
Carrying value		(36.1)			(37.8)
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value		1,304.8			1,293.8
Loans and Borrowings | Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		1,328.5			1,314.5
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		0.3			0.3
Carrying value		0.3			0.3
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value		800.0			800.0
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		€ 748.0			€ 752.8